Bank Premises and Equipment (Narrative) (Detail)		6 Months Ended		12 Months Ended
	Jan. 20, 2017 USD ($) Property	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Lease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation		$ 715,000	$ 820,000	$ 1,658,000	$ 1,485,000	$ 1,235,000
Asset held for sale, description				As of December 31, 2016, assets held-for-sale consisted of three full service retail banking properties. These properties were transferred from land and buildings to assets held for sale due to Mid Penn’s intent to sell them during January 2017
Number of properties sale | Property	3
Proceeds from sale of three properties	$ 2,240,000	2,201,000
Gain from sale of three properties	$ 346,000	$ (26,000)		$ (142,000)		(18,000)
2017				1,121,000
2018				1,115,000
2019				1,116,000
2020				793,000
2021				582,000
thereafter				$ 5,666,000
Lease expiration date				Dec. 31, 2035
Sublease to Unrelated Party [Member]
Property, Plant and Equipment [Line Items]
Number of operating lease with related parties | Lease				2
Lease expiration date				Mar. 31, 2021
Operating Leases Related Party [Member]
Property, Plant and Equipment [Line Items]
Number of operating lease with related parties | Lease				4
Operating leases, rent expense, net				$ 348,000	$ 279,000	$ 54,000
2017				346,000
2018				302,000
2019				304,000
2020				305,000
2021				213,000
thereafter				$ 2,118,000
Second Sublease Agreement [Member] | Sublease to Unrelated Party [Member]
Property, Plant and Equipment [Line Items]
Sale and lease back of properties, description	Two of the properties are being leased back by Mid Penn for a period of at least 15 years, and the respective gains on the sales of those properties will be recognized over the life of the leases.
Lease agreement start date				Jul. 01, 2016
First Sublease Agreement [Member] | Sublease to Unrelated Party [Member]
Property, Plant and Equipment [Line Items]
Lease agreement start date				Apr. 01, 2016
Minimum [Member]
Property, Plant and Equipment [Line Items]
Length Of Lease	15 years
Other Expense [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale, impairment charge on one of the properties				$ 142,000